Segment Information - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Information
Merchandise sales	$ 565,727	¥ 3,680,795	¥ 2,566,872	¥ 1,724,739
Marketplace and other services	9,170	59,660	26,950	18,389
Total net revenues	$ 574,897	3,740,455	2,593,822	1,743,128
Watches
Segment Information
Merchandise sales		1,122,756	863,382	833,208
Bags
Segment Information
Merchandise sales		837,516	691,474	519,841
Clothing, Footwear and Accessories
Segment Information
Merchandise sales		833,102	403,722	189,267
Jewelleries
Segment Information
Merchandise sales		703,216	531,533	152,739
Other products
Segment Information
Merchandise sales		184,205	76,761	29,684
Marketplace services
Segment Information
Marketplace and other services		42,114	15,707	10,441
Other services
Segment Information
Marketplace and other services		¥ 17,546	¥ 11,243	¥ 7,948